Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000013953_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%
C000013953_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000013953_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.63%
C000013951_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%
C000013951_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000013951_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.63%
C000130149_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000130149_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000130149_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013959_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013959_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013959_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013960_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013960_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013960_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013958_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013958_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013958_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013956_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013956_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013956_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000131778_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000131778_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000131778_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000141933_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000141933_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000141933_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000130147_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000130147_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.53%
C000130147_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%
C000013939_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000013939_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.53%
C000013939_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%
C000013940_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000013940_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.53%
C000013940_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%
C000013938_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000013938_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.53%
C000013938_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%
C000013936_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000013936_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.53%
C000013936_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%
C000130152_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000130152_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000130152_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013989_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013989_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013989_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013990_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013990_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013990_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013988_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013988_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013988_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013986_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013986_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013986_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000048884_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000048884_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.14%
C000048884_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%
C000014249_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000014249_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000014249_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013969_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013969_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013969_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000064234_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000064234_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000064234_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013970_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013970_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013970_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013968_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013968_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013968_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000013966_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000013966_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000013966_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000115525_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%
C000115525_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000115525_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.63%
C000177518_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%
C000177518_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000177518_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%
C000013954_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%
C000013954_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000013954_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.63%
C000013955_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%
C000013955_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000013955_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.63%
C000013953_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%
C000013953_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.30%
C000013953_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.37%
C000013953_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.48%
C000013953_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.30%
C000013953_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.37%
C000013953_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)
C000013953_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.49%
C000013953_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.24%
C000013951_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.65%)
C000013951_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.85%
C000013951_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.40%
C000013951_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%
C000013951_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.15%
C000013951_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.05%
C000013951_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)
C000013951_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.49%
C000013951_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.24%
C000130149_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%
C000130149_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.97%
C000130149_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.39%
C000130149_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
C000130149_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%
C000130149_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.12%
C000013959_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.24%)
C000013959_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.50%
C000013959_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.31%
C000013959_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000013959_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.28%
C000013959_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.70%
C000013959_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
C000013959_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%
C000013959_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.12%
C000013960_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%
C000013960_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%
C000013960_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.23%
C000013960_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
C000013960_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%
C000013960_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.12%
C000013958_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.01%
C000013958_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.68%
C000013958_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%
C000013958_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%
C000013958_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.68%
C000013958_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%
C000013958_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
C000013958_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%
C000013958_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.12%
C000013956_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.33%)
C000013956_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.24%
C000013956_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.31%
C000013956_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%
C000013956_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.54%
C000013956_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.95%
C000013956_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
C000013956_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%
C000013956_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.12%
C000131778_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.68%
C000131778_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.21%
C000131778_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			20.65%
C000131778_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000131778_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000131778_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000141933_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.34%
C000141933_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.51%
C000141933_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.20%
C000141933_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000141933_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000141933_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000130147_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.63%
C000130147_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%
C000130147_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			20.12%
C000130147_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%
C000130147_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.51%
C000130147_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.03%
C000013939_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%
C000013939_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.11%
C000013939_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.95%
C000013939_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.88%
C000013939_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.90%
C000013939_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			19.38%
C000013939_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%
C000013939_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.51%
C000013939_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.03%
C000013940_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.49%
C000013940_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.46%
C000013940_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			19.97%
C000013940_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%
C000013940_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.51%
C000013940_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.03%
C000013938_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.28%
C000013938_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.33%
C000013938_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.94%
C000013938_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.28%
C000013938_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.33%
C000013938_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.94%
C000013938_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%
C000013938_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.51%
C000013938_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.03%
C000013936_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%
C000013936_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.86%
C000013936_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.95%
C000013936_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.19%
C000013936_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.18%
C000013936_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			19.66%
C000013936_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%
C000013936_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.51%
C000013936_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.03%
C000130152_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.69%
C000130152_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.63%
C000130152_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.47%
C000130152_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000130152_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000130152_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000013989_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%
C000013989_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.12%
C000013989_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.33%
C000013989_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000013989_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.92%
C000013989_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.74%
C000013989_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000013989_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000013989_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000013990_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%
C000013990_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.49%
C000013990_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.33%
C000013990_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000013990_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000013990_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000013988_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.42%
C000013988_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000013988_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.29%
C000013988_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%
C000013988_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000013988_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.29%
C000013988_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000013988_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000013988_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000013986_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%
C000013986_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000013986_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.33%
C000013986_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%
C000013986_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.21%
C000013986_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.02%
C000013986_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000013986_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000013986_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000048884_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%
C000048884_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.12%
C000048884_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.24%
C000048884_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000048884_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.53%
C000048884_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.55%
C000014249_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.89%)
C000014249_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.10%
C000014249_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.25%
C000014249_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
C000014249_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%
C000014249_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.43%
C000013969_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.84%)
C000013969_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.72%
C000013969_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.30%
C000013969_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.43%)
C000013969_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.52%
C000013969_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.69%
C000013969_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
C000013969_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%
C000013969_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.43%
C000064234_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.83%)
C000064234_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.22%
C000064234_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.38%
C000064234_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
C000064234_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%
C000064234_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.43%
C000013970_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.94%)
C000013970_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%
C000013970_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.21%
C000013970_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
C000013970_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%
C000013970_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.43%
C000013968_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.76%)
C000013968_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.92%
C000013968_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.25%
C000013968_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.92%)
C000013968_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.92%
C000013968_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.25%
C000013968_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
C000013968_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%
C000013968_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.43%
C000013966_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.81%)
C000013966_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.46%
C000013966_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.29%
C000013966_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.19%)
C000013966_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000013966_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.94%
C000013966_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
C000013966_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%
C000013966_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.43%
C000115525_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%
C000115525_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.44%
C000115525_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.32%
C000115525_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)
C000115525_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.49%
C000115525_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.24%
C000177518_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%
C000177518_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.57%
C000177518_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%
C000177518_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)
C000177518_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.49%
C000177518_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.66%
C000013954_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.59%)
C000013954_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.10%
C000013954_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.40%
C000013954_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000013954_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%
C000013954_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.79%
C000013954_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)
C000013954_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.49%
C000013954_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.24%
C000013955_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%
C000013955_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.41%
C000013955_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.32%
C000013955_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)
C000013955_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.49%
C000013955_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.24%